Related Party Transactions (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Jun. 30, 2013 Wuwei Ganxin [Member] USD ($)	Jun. 30, 2013 Wuwei Ganxin [Member] CNY		Jun. 30, 2012 Wuwei Ganxin [Member] CNY		Dec. 31, 2010 Wuwei Ganxin [Member] CNY		Jun. 30, 2011 Ngai Tahu [Member] CNY	Jun. 30, 2013 Ngai Tahu [Member] USD ($)	Jun. 30, 2013 Ngai Tahu [Member] CNY		Jun. 30, 2012 Ngai Tahu [Member] CNY		Dec. 31, 2010 Ngai Tahu [Member] CNY		Jun. 30, 2011 Michael Thomas [Member] CNY	Jun. 30, 2013 Michael Thomas [Member] USD ($)	Jun. 30, 2013 Michael Thomas [Member] CNY	Jun. 30, 2012 Michael Thomas [Member] CNY	Dec. 31, 2010 Michael Thomas [Member] CNY	Jun. 30, 2011 John Mckenzie [Member] CNY	Jun. 30, 2013 John Mckenzie [Member] USD ($)	Jun. 30, 2013 John Mckenzie [Member] CNY	Jun. 30, 2012 John Mckenzie [Member] CNY	Dec. 31, 2010 John Mckenzie [Member] CNY	Jun. 30, 2011 George Gould [Member] CNY	Jun. 30, 2013 George Gould [Member] USD ($)	Jun. 30, 2013 George Gould [Member] CNY	Jun. 30, 2012 George Gould [Member] CNY	Dec. 31, 2010 George Gould [Member] CNY	Jun. 30, 2011 Pgg Wrightson [Member] CNY		Jun. 30, 2013 Pgg Wrightson [Member] USD ($)	Jun. 30, 2013 Pgg Wrightson [Member] CNY		Jun. 30, 2012 Pgg Wrightson [Member] CNY		Dec. 31, 2010 Pgg Wrightson [Member] CNY		Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Jun. 30, 2013 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2013 Beijing Zhongnong [Member] Loan [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Loan [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2013 Beijing Zhongnong [Member] Capital Injection [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2013 Beijing Zhongnong [Member] Sales Service [Member] USD ($)	Jun. 30, 2013 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Sales Service [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2011 Taiyuan Relord [Member] CNY	Jun. 30, 2013 Taiyuan Relord [Member] USD ($)	Jun. 30, 2013 Taiyuan Relord [Member] CNY		Jun. 30, 2012 Taiyuan Relord [Member] CNY		Dec. 31, 2010 Taiyuan Relord [Member] CNY		Jun. 30, 2011 Bill Thomas [Member] CNY	Jun. 30, 2013 Bill Thomas [Member] USD ($)	Jun. 30, 2013 Bill Thomas [Member] CNY	Jun. 30, 2012 Bill Thomas [Member] CNY	Dec. 31, 2010 Bill Thomas [Member] CNY	Jun. 30, 2011 Shenzhen Guanli [Member] CNY	Jun. 30, 2013 Shenzhen Guanli [Member] USD ($)	Jun. 30, 2013 Shenzhen Guanli [Member] CNY		Jun. 30, 2012 Shenzhen Guanli [Member] CNY		Dec. 31, 2010 Shenzhen Guanli [Member] CNY		Jun. 30, 2011 Shenzhen Guanli [Member] Interest [Member] CNY	Jun. 30, 2013 Shenzhen Guanli [Member] Interest [Member] USD ($)	Jun. 30, 2013 Shenzhen Guanli [Member] Interest [Member] CNY		Jun. 30, 2012 Shenzhen Guanli [Member] Interest [Member] CNY		Dec. 31, 2010 Shenzhen Guanli [Member] Interest [Member] CNY		Jun. 30, 2011 Shenzhen Guanli [Member] Loan [Member] CNY	Jun. 30, 2013 Shenzhen Guanli [Member] Loan [Member] USD ($)	Jun. 30, 2013 Shenzhen Guanli [Member] Loan [Member] CNY		Jun. 30, 2012 Shenzhen Guanli [Member] Loan [Member] CNY		Dec. 31, 2010 Shenzhen Guanli [Member] Loan [Member] CNY		Jun. 30, 2011 Alan Lai [Member] CNY	Jun. 30, 2013 Alan Lai [Member] USD ($)	Jun. 30, 2013 Alan Lai [Member] CNY		Jun. 30, 2012 Alan Lai [Member] CNY		Dec. 31, 2010 Alan Lai [Member] CNY		Jun. 30, 2011 Alan Lai [Member] Loan [Member] CNY	Jun. 30, 2013 Alan Lai [Member] Loan [Member] USD ($)	Jun. 30, 2013 Alan Lai [Member] Loan [Member] CNY	Jun. 30, 2012 Alan Lai [Member] Loan [Member] CNY	Dec. 31, 2010 Alan Lai [Member] Loan [Member] CNY	Jun. 30, 2011 Trevor Burt [Member] CNY	Jun. 30, 2013 Trevor Burt [Member] USD ($)	Jun. 30, 2013 Trevor Burt [Member] CNY	Jun. 30, 2012 Trevor Burt [Member] CNY	Dec. 31, 2010 Trevor Burt [Member] CNY
Return of corn seeds to:						38,983 [1]	$ 0	0	[1]	0	[1]	0	[1]																			72	$ 349	2,140	602	0																																						0	$ 20	120	3,389	0
Related Party Transaction, Purchases from Related Party						3,688	593	3,640		3,448		65,427										1,564	0	0	0	0	0	2,976	18,266	13,187	0																																																																																					0	21	128	0	0
Initial payment for subscription for shares in Agria Asia Investments														78,404 [2]	0	0	[2]	0	[2]	0	[2]
Debenture and rural saver deposits																						6,965	0	0	0	0
Interest on Convertible & Redeemable Note																																					4,732	[3]	0	0	[3]	0	[3]	0	[3]
Directors fee and expense charged to:																																					274	[4]	0	0	[4]	0	[4]	1,179	[4]
Proceeds From Related Party	0	358	2,199	1,012	789																																0		0	0		0		789		0	358	2,199	1,012	0																																													0 [5]	0	0	[5]	20,000	[5]	0	[5]	0 [6]	4,739	29,086	[6]	0	[6]	0	[6]
Payment To Related Party	0	385	2,364	3,448	29,165	0	385	2,364		3,448		26,019																																		0	0	0	0	3,044																0 [7]	0	0	[7]	0	[7]	102	[7]														0 [5]	0	0	[5]	1,062	[5]	0	[5]
Repayments of Related Party Debt																																																			9,610	759	4,656	4,876	910	0	0	0	4,000	7,000
Proceeds from Related Party Debt																																																			0	$ 0	0	1,302	6,464						0	$ 0	0	2,812	0														0 [5]	$ 0	0	[5]	20,000	[5]	0	[5]																									0	$ 2,985	18,322	0	0

[1]	The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin which at the time had greater capacity to sell that category of seeds.
[2]	Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.
[3]	These transactions occurred prior to acquisition of controlling interest in PGW.
[4]	A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.
[5]	We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People’s Bank of China interest rates in May 2012.
[6]	Loan from shareholder is unsecured and bears interest at 1% per month.
[7]	Taiyuan Relord was determined to be a related party by virtue of its relationship with P3A. Following the disposal of P3A, it is no longer considered to be related parties.